Goodwill - Summary of Reconciliation of Goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Balance at start of year	£ 8,125	£ 7,692
Translation adjustment	(533)	433
Balance at end of year	£ 7,592	£ 8,125